Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Taxes [1]	Comm. Social Resp. [2]	Total Payments
Total	$ 14,801,049	$ 47,243,047	$ 62,044,096
Met [Member] | C/U/O/US-VA [Member]
Total	731,599	6,883,740	7,615,339
Met [Member] | C/U/O/US-WV [Member]
Total	$ 3,069,450	$ 28,484,204	$ 31,553,654

[1]	Payments include United States federal income taxes and black lung excise taxes.
[2]	Payments include United States federal employer related payroll taxes, reclamation fees, and pension benefit guarantee corporation fees.